Investment in Joint Venture	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in Joint Venture

Note 7: Investments

In September 2019, the Company and Topcon Positioning Systems, Inc. (“Topcon”) formed Digital Construction Works, Inc. (“DCW”), a joint venture which operates as a digital integrator of software and cloud services for the construction industry. DCW’s focus is to transform the construction industry from its legacy document‑centric paradigm by simplifying and enabling digital automated workflows and processes, technology integration, and digital twinning services for infrastructure. The Company and Topcon each have a 50% ownership in DCW. In September 2020, the Company acquired an interest in a platform as a service technology company with a focus on digital twin integration in the energy sector.

The Company applies the cost method of accounting for its investment over which it does not have the ability to exercise significant influence over operating and financial policies. Under the cost method, the Company records the investment based on original cost less impairments, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same investee. The Company’s share of income or loss of such companies is not included in the Company’s consolidated statements of operations. The Company applies the equity method of accounting for its investment over which it does have the ability to exercise significant influence over operating and financial policies. Under the equity method, the Company recognizes its initial investment at cost and subsequently adjusts it by the Company’s proportional share of income or losses from the investment. The Company accounts for its investment in DCW using the equity method and accounts for its other investment using the cost method. For the nine months ended September 30, 2020, the Company invested $3,440 and $1,500 in cost and equity method investments, respectively. As of December 31, 2019 and September 30, 2020, the carrying amount of the Company’s investment in DCW was $1,725 and $1,778, respectively. The Company tests its investments for impairment whenever circumstances indicate that the carrying value of the investment may not be recoverable. The Company’s investments were not impaired as of September 30, 2020.

Related Party Disclosures — Pursuant to ASC 850‑10‑20, Related Party Disclosures, the Company has determined that DCW is a related party. For the nine months ended September 30, 2020, transactions between the Company and DCW were immaterial to the Company’s consolidated financial statements.

Note 7: Investment in Joint Venture

In September 2019, the Company and Topcon Positioning Systems, Inc. formed Digital Construction Works, Inc. (“DCW”), a joint venture which operates as a digital integrator of software and cloud services for the construction industry. DCW’s focus is to transform the construction industry from its legacy document‑centric paradigm by simplifying and enabling digital automated workflows and processes, technology integration, and digital twinning services for infrastructure.

The Company and Topcon each have a 50% ownership in DCW and as such, the Company applies the equity method of accounting for its investment in DCW. Under the equity method, the Company recorded its initial investment in the joint venture at cost and subsequently adjusts that investment by the Company’s proportional share of income or losses in DCW. As of December 31, 2019, the aggregate carrying amount of the Company’s investment in the joint venture was $1,725. The Company tests this investment for impairment whenever circumstances indicate that the carrying value of the investment may not be recoverable.

Pursuant to ASC 850‑10‑20, Related Party Disclosures, the Company has determined that DCW is a related party. For the year ended December 31, 2019, transactions between the Company and DCW were immaterial to the Company’s consolidated financial statements.